WARRANTS (Details 2) - Fair Value, Inputs, Level 2 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Warrants [Line Items]
Beginning balance	$ 553,060	$ 720,857	$ 374,166
Warrants issued	0	2,698,374	0
Fair value change of the issued warrants included in earnings	(390,324)	(2,866,171)	346,691
Ending balance	$ 162,736	$ 553,060	$ 720,857